Document and Entity Information	Jun. 23, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 23, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Jun. 23, 2016
Document Effective Date	Jun. 23, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily FTSE Developed Markets Bull 1.25X Shares | Direxion Daily FTSE Developed Markets Bull 1.25X Shares
Prospectus:
Trading Symbol	LLDM
Direxion Daily FTSE Europe Bull 3X Shares | Direxion Daily FTSE Europe Bull 3X Shares
Prospectus:
Trading Symbol	EURL